Accounts Payable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable [Line Items]
Accounts payable	$ 8,745,868	$ 5,493,728
Amount due to customers of Hong Kong brokerage business [Member]
Accounts Payable [Line Items]
Accounts payable	6,591,131	2,388,638
Amount due to sales agents [Member]
Accounts Payable [Line Items]
Accounts payable	1,659,702	1,722,827
Amount due to noncontrolling shareholders [Member]
Accounts Payable [Line Items]
Accounts payable	400,389	910,864
Others [Member]
Accounts Payable [Line Items]
Accounts payable	$ 94,646	$ 471,399